OTHER COMPREHENSIVE INCOME (LOSS) (Schedule Of Comprehensive Income/Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translation adjustments, Beginning Balance	$ 1,490	$ 9,267	$ 14,306
Foreign currency translation adjustments, Exchange difference	(10,994)	(7,777)	(5,039)
Foreign currency translation adjustments, Ending Balance	(9,504)	1,490	9,267
Unrealized gain (loss) on available-for-sale investments, Beginning Balance	35,634	(1,493)	160,475
Unrealized gain (loss) on available-for-sale investments, Exchange difference	(19,247)	37,127	(161,968)
Unrealized gain (loss) on available-for-sale investments, Ending Balance	16,387	35,634	(1,493)
Total, Beginning Balance	37,124	7,774	174,781
Exchange difference	(30,241)	29,350	(167,007)
Total, Ending Balance	$ 6,883	$ 37,124	$ 7,774